1 (212) 318-6737

Kentaromurase@paulhastings.com

May 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Gabelli Capital Series Funds, Inc. (the “Company”)

Securities Act File No. 33-61254

Investment Company Act File No. 811-07644

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above named Company do not differ from those contained in Post-Effective Amendment No. 32 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2017 (Accession # 0001193125-17-146211).

If you have any questions concerning this filing, you may contact the undersigned at (212) 318-6737.

Very truly yours,

/s/ Kentaro Murase

Kentaro Murase

for PAUL HASTINGS LLP

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

A. Ward

A. Lonergan

Paul Hastings LLP | 200 Park Avenue | New York, NY 10166

t: +1.212.318.6000 | www.paulhastings.com